Note D - Commitments	9 Months Ended
Sep. 30, 2013
Notes
Note D - Commitments

NOTE D – COMMITMENTS

Commencing July 1, 2012, the Company rents a warehouse space utilized as a workshop and for storage of equipment.  The space is rented on a month to month basis for $1,070 per month.  Rent expense was $8,573 and $3,861 and $6,420 and $0 for the nine months ended September 30, 2013 and 2012 and for the years ended December 31, 2012 and 2011 respectively.